Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total fair value consists of the following:
Current asset portion	$ 11.3	$ 6.2
Current liability portion	(0.5)	0.0
Non-current asset portion	1.0	0.0
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	6.2	(2.4)
Oil	0.0	4.0
Natural gas	6.1	4.6
Electricity	(0.5)	0.0
Total fair value, end of year	$ 11.8	$ 6.2